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                                 OAK VALUE FUND
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November 2, 2007


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:   Oak Value Trust
            File No. 33-90358



Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Oak Value Trust's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.


Very truly yours,

/s/ John F. Splain

John F. Splain
Secretary








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P.O. Box 46707   Cincinnati, Ohio 45246-0707   Phone: 1-800-622-2474   Fax: 513-587-3438   www.oakvaluefund.com
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